INCOME TAXES - Federal Statutory Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Provision at federal statutory rates			$ (729)	$ 539
State income taxes, net of federal benefit			1,133	27
Change in valuation allowance			6,817	(1,974)
Taxes related to foreign income			(1,506)	1,706
Non-deductible expenses			(4,943)	(128)
Other federal deferred tax adjustments			0	23
Other state deferred tax adjustments			0	579
Uncertain tax positions			6	(402)
Prior period adjustments			395	0
Permanent differences and other			127	0
Provision for income taxes	$ 32	$ (88)	$ 1,300	$ 370